Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenues	$ 650,351	$ 418,925	$ 244,120
Cost of services	(373,492)	(216,758)	(113,677)
Gross profit	276,859	202,167	130,443
Technology and development expenses	(12,650)	(6,348)	(3,386)
Sales and marketing expenses	(17,120)	(13,335)	(5,916)
General and administrative expenses	(70,568)	(48,343)	(40,637)
Impairment gain/(loss) on financial assets	3,136	(5,534)	(33)
Other operating gain/(loss)		(697)	3,367
Operating profit	179,657	127,910	83,838
Finance income	128,228	18,078	2,540
Finance costs	(116,834)	(24,668)	(544)
Inflation adjustment	(12,537)	(1,037)	(334)
Other results	(1,143)	(7,627)	1,662
Profit before income tax	178,514	120,283	85,500
Income tax expense	(29,428)	(11,586)	(7,647)
Profit for the year	149,086	108,697	77,853
Profit attributable to:
Owners of the Group	148,964	108,683	77,876
Non-controlling interest	122	14	(23)
Profit for the year	$ 149,086	$ 108,697	$ 77,853
Earnings per share (in USD)
Basic Earnings per share	$ 0.51	$ 0.37	$ 0.27
Diluted Earnings per share	$ 0.49	$ 0.35	$ 0.25
Items that are or may be reclassified subsequently to profit or loss:
Exchange difference on translation on foreign operations	$ (7,713)	$ 20	$ 102
Other comprehensive income for the year, net of tax	(7,713)	20	102
Total comprehensive income for the year	141,373	108,717	77,955
Total comprehensive income for the year is attributable to:
Owners of the Group	141,255	108,708	77,969
Non-controlling interest	118	9	(14)
Total comprehensive income for the year	$ 141,373	$ 108,717	$ 77,955